Deferred consideration (Tables)	12 Months Ended
Dec. 31, 2025
Contingent Consideration [Abstract]
Schedule of Present Value of Future Cash Flows	The deferred consideration is fair valued using the present value of future cash flows based on the expected amounts and timing of the future payments to BHP using the following inputs:

Date of valuation	July 18, 2025	December 31, 2025
Discount rate	17.2%	17.5%
Lifezone share price	$4.47	$4.27

Schedule of Carrying Amount for the Reporting Periods

2025
Deferred consideration	$
Balance as at January 1	-
Additions	25,065,957
Fair value reassessment	668,116
Balance as at December 31	25,734,073